UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Thomas Newmeyer
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Thomas Newmeyer  San Francisco, CA    January 25, 2009

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 82

Form 13F information table value total: $145,963,000



















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
                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    3,971       48,042 SH   SOLE              0   0   48,042
Abbott Labs                    COM      002824 10 0    2,552       47,284 SH   SOLE              0   0   47,284
Adobe Sys Inc	               COM      00724F 10 1      993       27,025 SH   SOLE              0   0   27,025
Amgen Inc.                     COM      031162 10 0    1,784       31,540 SH   SOLE              0   0   31,540
Anadarko Petroleum             COM      032511 10 7      941       15,080 SH   SOLE              0   0   15,080
Apple Computer                 COM      037833 10 0      214        1,020 SH   SOLE              0   0    1,020
AT&T Corp                  COM NEW      00206R 10 2    3,266      116,543 SH   SOLE              0   0  116,543
Auto Data Processing In        COM      053015 10 3    1,869       43,658 SH   SOLE              0   0   40,658
Bank of America Corporation    COM      060505 10 4      577       38,376 SH   SOLE              0   0   38,376
Baxter Intl Inc                COM      071813 10 9    3,272       55,768 SH   SOLE              0   0   55,768
Becton Dickinson & Co          COM      075887 10 9    2,830	   35,888 SH   SOLE              0   0   35,888
Berkshire Hathaway Inc Del    CL B      084670 20 7    1,156          352 SH   SOLE              0   0      352
Boeing Co                      COM      097023 10 5    2,016       37,253 SH   SOLE              0   0   37,253
BP PLC               SPONSORED ADR      110889 40 9    3,412       58,871 SH   SOLE              0   0   58,871
Cadbury Schweppes PLC          ADR      127209 30 2      887       17,261 SH   SOLE              0   0   17,261
Chevron Corp New               COM      166764 10 0    4,229       54,942 SH   SOLE              0   0   54,942
Cisco Sys Inc                  COM      17275R 10 2    3,305      138,090 SH   SOLE              0   0  138,090
Citigroup Inc              COM      172967 10 1       56       17,178 SH   SOLE              0   0   17,178
Coca Cola Co                   COM      191216 10 0    2,272       39,860 SH   SOLE              0   0   39,860
ConocoPhillips                 COM      20825C 10 4    1,449       28,382 SH   SOLE              0   0   28,382
Corning Inc                    COM      219350 10 5    1,869       96,824 SH   SOLE              0   0   96,824
Costco Whsl Corp New           COM      22160Q 10 2    2,413       40,795 SH   SOLE              0   0   40,795
Disney Walt Co.                COM      254687 10 6    1,941       60,195 SH   SOLE              0   0   60,195
Dr Pepper Snapple Group        COM      26138E 10 9      535       18,930 SH   SOLE              0   0   18,930
EMC Corp Mass                  COM      268648 10 2    1,633       93,480 SH   SOLE              0   0   93,480
Ebay Inc                       COM      278642 10 3      776       33,012 SH   SOLE              0   0   33,012
Electronic Arts Inc            COM      285512 10 9      406       22,900 SH   SOLE              0   0   22,900
Emerson Elec Co                COM      291011 10 4    2,165       50,843 SH   SOLE              0   0   50,843
Exxon Mobil Corp               COM      30231G 10 2    3,761       55,155 SH   SOLE              0   0   55,155
Frontier Communications        COM      35906A 10 8      525       67,277 SH   SOLE              0   0   67,277
General Electric Co            COM      369604 10 3    1,901      125,652 SH   SOLE              0   0  125,652
Gilead Sciences Inc.           COM      375558 10 3      648       14,990 SH   SOLE              0   0   14,990
Google Inc.                  CL  A      38259P 50 8    2,619        4,225 SH   SOLE              0   0    4,225
Hewlett-Packard Co             COM      428236 10 3    4,106       79,724 SH   SOLE              0   0   79,724
Home Depot Inc                 COM      437076 10 2    1,466       50,698 SH   SOLE              0   0   50,698
Honeywell Int'l.               COM      438516 10 6      638       16,300 SH   SOLE              0   0   16,300
Hubbell Inc                  CL  A      443510 10 2    1,004       22,175 SH   SOLE              0   0   22,175
Hubbell Inc                  CL  B      443510 20 1      850       17,974 SH   SOLE              0   0   17,974
Hutton Tele Trust              COM      447900 10 1        0       24,000 SH   SOLE              0   0   24,000
Icoa Inc.                      COM      449292 20 0        0       50,000 SH   SOLE              0   0   50,000
Intel Corp                     COM      458140 10 0    4,855      238,024 SH   SOLE              0   0  238,024
Intl Business Machs            COM      459200 10 1    6,725       51,377 SH   SOLE              0   0   51,377
Intl Game Technolog            COM      459902 10 2      618       32,925 SH   SOLE              0   0   32,925
Intuit Inc.	               COM	461202 10 3      678       22,080 SH   SOLE              0   0   22,080
Johnson & Johnson              COM      478160 10 4    4,292       66,643 SH   SOLE              0   0   66,643
Lilly Eli & Co.                COM      532457 10 8    1,915       53,633 SH   SOLE              0   0   53,633
Masco Corp                     COM      574599 10 6      460       33,366 SH   SOLE              0   0   33,366
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    2,228       61,682 SH   SOLE              0   0   61,682
Medtronic Inc                  COM      585055 10 6    1,415       32,193 SH   SOLE              0   0   32,193
Merck & Co Inc                 COM      589331 10 7      775       21,217 SH   SOLE              0   0   21,217
Microsoft Corp                 COM      594918 10 4    3,477      114,093 SH   SOLE              0   0  114,093
Motorola Inc                   COM      620076 10 9      287       37,105 SH   SOLE              0   0   37,105
Mueller Water Products        CL A      624758 10 8      225       43,347 SH   SOLE              0   0   43,347
New York Times Co             CL A      650111 10 7      146       11,852 SH   SOLE              0   0   11,852
Nike Inc.                     CL B      654106 10 3    1,787       27,050 SH   SOLE              0   0   27,050
Oracle Corp		       COM      68389X 10 5    1,103       44,973 SH   SOLE              0   0   44,973
Pentair Inc.                   COM      709631 10 5    1,350       41,822 SH   SOLE              0   0   41,822
Pepsico Inc                    COM      713448 10 8    4,799       78,947 SH   SOLE              0   0   78,947
Pfizer Inc                     COM      717081 10 3    4,146      227,980 SH   SOLE              0   0  227,980
Procter & Gamble Co            COM      742718 10 9    4,187       69,066 SH   SOLE              0   0   69,066
Research In Motion             COM      760975 10 2      904       13,395 SH   SOLE              0   0   13,395
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      373        6,216 SH   SOLE              0   0    6,216
Safeway Inc.                   COM      786514 20 8      509       23,925 SH   SOLE              0   0   23,925
Schlumberger Ltd               COM      806857 10 8    4,480       68,836 SH   SOLE              0   0   68,836
Snap On Inc                    COM      833034 10 1      955       22,610 SH   SOLE              0   0   22,610
Spectra Energy Corp            COM      847560 10 9      941       45,910 SH   SOLE              0   0   45,910
Starbucks Corp                 COM      855244 10 9    1,475       63,975 SH   SOLE              0   0   63,975
Sysco Corp                     COM      871829 10 7    2,099       75,159 SH   SOLE              0   0   75,159
Target Corp                    COM      87612e 10 6    2,723       56,302 SH   SOLE              0   0   56,302
Time Warner Inc                COM      887317 10 5      386       13,261 SH   SOLE              0   0   13,261
Union Pac Corp                 COM      907818 10 8    1,246       19,500 SH   SOLE              0   0   19,500
United Natural Foods Inc       COM      911163 10 3      227        8,500 SH   SOLE              0   0    8,500
United Parcel Service Inc      COM      911312 10 6    2,637       45,980 SH   SOLE              0   0   45,980
Verizon Communications         COM      92343v 10 4    2,248       67,861 SH   SOLE              0   0   67,861
Visa Inc                      CL A      92826C 83 9    1,478       16,910 SH   SOLE              0   0   16,910
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    1,230       53,285 SH   SOLE              0   0   53,285
Wal Mart Stores Inc            COM      931142 10 3    1,342       25,125 SH   SOLE              0   0   25,125
Walgreen Co.                   COM      931422 10 9    2,408       65,582 SH   SOLE              0   0   65,582
Watts Water Tech Inc.         CL A      942749 10 2    1,095       35,416 SH   SOLE              0   0   35,416
Yahoo Inc                      COM      984332 10 6      849       50,625 SH   SOLE              0   0   50,625
Zimmer Hldgs Inc               COM      98956P 10 2    1,534       25,968 SH   SOLE              0   0   25,968
